Fair Values Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Of Financial Instruments [Abstract]
Table Of Assets And Liabilities Measured At Fair Value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2023 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	226,082,874	226,082,874	223,932,573	1,651,592	498,709
- Derivatives	10,001,900	10,001,900	—	10,001,900	—
- Equity instruments	3,967,748	3,967,748	3,967,748	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	841,884,579	841,884,579	655,381,499	181,812,303	4,690,777
- Equity instruments	1,984,994	1,984,994	—	432,216	1,552,778

Total	1,083,922,095	1,083,922,095	883,281,820	193,898,011	6,742,264

Financial liabilities at fair value through profit or loss

- Trading liabilities	10,330,335	10,330,335	10,325,192	5,143	—
- Derivatives	2,145,218	2,145,218	—	2,145,218	—

Total	12,475,553	12,475,553	10,325,192	2,150,361	—

The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2022 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	79,470,642	79,470,642	12,198,634	67,272,008	—
- Derivatives	7,063,310	7,063,310	—	7,063,310	—
- Equity instruments	14,961,750	14,961,750	14,961,750	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	1,922,232,187	1,922,232,187	214,213,701	1,705,993,417	2,025,069
- Equity instruments	188,301	188,301	—	188,301	—

Total	2,023,916,190	2,023,916,190	241,374,085	1,780,517,036	2,025,069

Financial liabilities at fair value through profit or loss
- Derivatives	1,041,154	1,041,154	—	1,041,154	—

Total	1,041,154	1,041,154	—	1,041,154	—

Table Of Transfers Between Hierarchy Levels From Level 2 To Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Treasury Bonds adjusted by 1.55% CER in pesos maturing 07-26-2024	51,382,569	—
Treasury Bonds adjusted by 2.00% CER in pesos maturing 11-09-202 6	33,984	—

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets
The tables below show a sensitivity analysis for each of the above-mentioned securities:

Latest market price scenarios	Changes in final price
	ON ARCOR17	ON REF2B	ON BSCNO	ON PQCLO	ON TYCYO	ON WNCFO	ON WNCGO	ON WNCJO	ON WNCKO
+ 2%	2.000%	2.000%	1.910%	2.190%	1.740%	2.100%	1.950%	1.900%	0.070%
+ 5%	5.000%	5.000%	4.810%	5.480%	4.360%	5.250%	4.880%	4.740%	3.120%
+ 10%	10.000%	10.000%	5.710%	10.960%	8.720%	10.510%	9.750%	9.480%	8.190%

UVA	Changes in final price
Scenarios	ON ARCOR17	ON REF2B
+ 5%	5.000%	5.000%
+ 10%	10.000%	10.000%
+ 15%	15.000%	15.000%

Badlar Privated rate	Changes in final price
	ON BSCNO	ON PQCLO	ON TYCYO	ON WNCFO	ON WNCGO	ON WNCJO	ON WNCKO
5%	0.0811%	-0.2928%	0.4139%	-0.3570%	-0.1110%	0.3244%	0.5667%
10%	0.2416%	0.0634%	0.8278%	0.1940%	0.2014%	0.4777%	0.7295%
15%	0.4022%	0.4197%	1.2418%	0.3958%	0.5137%	0.6310%	0.8923%

Sell Options
The sensitivity analysis (based on the price of the underlying asset) for the put options in the Bank’s portfolio is presented below.
The put options in the Bank’s portfolio with their corresponding underlying asset are detailed below:

Asset	Underlying
2X5N2D001	BONO T2X5
3X4N4C001	BONO T3X4
4X4N9P001	BONO T4X4
4X4NDD001	BONO T4X4
4X4NOB001	BONO T4X4
4X4NOE001	BONO T4X4
PRBNOB001	BONO T4X4
T5XNDD001	BONO T5X4
T5XNDD002	BONO T5X4
TDJD6U001	BONO TDJ24
TDJN6U001	BONO TDJ24
TDJN6U002	BONO TDJ24
TDJNOV001	BONO TDJ24

Put-
Underlying

Scenarios	Changes in final price
Changes % Price Sub	2X5N2D001	3X4N4C001	4X4N9P001	4X4NDD001	4X4NOB001	4X4NOE001	PRBNOB001
-6.000%	2.69%	3.86%	3.33%	3.33%	3.33%	3.33%	3.33%
-4.000%	0.55%	1.70%	1.18%	1.18%	1.18%	1.18%	1.18%
-2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
-0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Scenarios	Changes in final price
Changes % Price Sub	T5XNDD001	T5XNDD002	TDJD6U001	TDJN6U001	TDJN6U002	TDJNOV001
-6.000%	3.31%	3.31%	5.36%	5.36%	5.36%	5.36%
-4.000%	1.15%	1.15%	3.17%	3.17%	3.17%	3.17%
-2.000%	0.00%	0.00%	1.06%	1.06%	1.06%	1.06%
-0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Reconciliation of unobservable input reconciliation
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Balance at the beginning of the fiscal year	2,025,069	31,270,903
Private securities - Corporate bonds	4,040,478	(1,217,351)
Debt securities at fair value through profit or loss - Private securities - Corporate bonds	498,709	—
Other financial assets - Receivable from Prisma Medios de Pago S.A.	—	(13,739,311)
Gain from the sale of financial assets - Prima Medios de Pago S.A.	—	1,557,976
Net monetary inflation adjustment	(1,374,770)	(15,847,148)
Equity instruments	1,552,778	—

Balance at year-end	6,742,264	2,025,069

Table Of Assets And Liabilities Not Measured At Fair Value
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2023 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	1,142,679,367	(a	)	—	—
Other financial assets	171,212,909	(a	)	—	—
Debt securities	83,823,214	97,167,314		97,167,314	—
Loans and advances	1,975,497,390	1,873,436,751	(b)	—	1,873,436,751
Reverse repurchase agreements	1,201,149,144	(a	)	—	—

Financial liabilities

Deposits	3,639,306,660	3,598,681,184		3,598,681,184	—
Other financial liabilities	448,258,450	(a	)	—	—
Bank loans	28,189,967	27,621,005		27,621,005	—
Debt securities issued	12,816,710	13,043,560		13,043,560	—

The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2022 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	922,374,620	(a	)	—	—
Other financial assets	181,586,921	(a	)	—	—
Debt securities	117,766,716	138,663,334		138,663,334	—
Loans and advances	2,233,080,125	2,090,403,908		—	2,090,403,908
Reverse repurchase agreements	163,404,615	(a	)	—	—
Financial liabilities

Deposits	4,091,312,436	4,011,915,404		4,011,915,404	—
Other financial liabilities	368,805,430	(a	)	—	—
Bank loans	61,886,118	59,687,835		59,687,835	—
Debt securities issued	595,354	591,578		591,578	—

a)	The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.
b)	The Bank’s Management has not identified additional impairment indicators of its financial assets as a result of the differences in the fair value thereof.

Disclosure Of Changes In Underlying Asset Explanatory
The put options in the Bank’s portfolio with their corresponding underlying asset are detailed below:

Asset	Underlying
2X5N2D001	BONO T2X5
3X4N4C001	BONO T3X4
4X4N9P001	BONO T4X4
4X4NDD001	BONO T4X4
4X4NOB001	BONO T4X4
4X4NOE001	BONO T4X4
PRBNOB001	BONO T4X4
T5XNDD001	BONO T5X4
T5XNDD002	BONO T5X4
TDJD6U001	BONO TDJ24
TDJN6U001	BONO TDJ24
TDJN6U002	BONO TDJ24
TDJNOV001	BONO TDJ24

Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset Explanatory
Put-
Underlying

Scenarios	Changes in final price
Changes % Price Sub	2X5N2D001	3X4N4C001	4X4N9P001	4X4NDD001	4X4NOB001	4X4NOE001	PRBNOB001
-6.000%	2.69%	3.86%	3.33%	3.33%	3.33%	3.33%	3.33%
-4.000%	0.55%	1.70%	1.18%	1.18%	1.18%	1.18%	1.18%
-2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
-0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Scenarios	Changes in final price
Changes % Price Sub	T5XNDD001	T5XNDD002	TDJD6U001	TDJN6U001	TDJN6U002	TDJNOV001
-6.000%	3.31%	3.31%	5.36%	5.36%	5.36%	5.36%
-4.000%	1.15%	1.15%	3.17%	3.17%	3.17%	3.17%
-2.000%	0.00%	0.00%	1.06%	1.06%	1.06%	1.06%
-0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%